Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products		$ 35,607,658		$ 58,217,477	$ 92,771,589	[1]	$ 111,860,732	[1]
Purchase of raw material		42,920		7,066,055	7,151,433		25,014,808
Purchase of transportation services	1,104,716	316,506	1,665,831	927,879	3,059,216		3,659,000
Guarantee fee as a percentage of loan principal			0.30%		0.30%		0.30%
Loan guarantee fees	113,084	419,665	203,984	756,919	1,299,886
Amount due from related parties	39,625		39,625		39,350		5,332,193
Loan guarantee fees included in statement of operation for Ningbo Hengfa, Ningbo Pacific and Ningbo Kewei					1,548,149
Ningbo Kunde [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products	40,684,392	35,607,658	52,843,930	58,150,912	92,704,220		101,680,459
Outstanding advances from related parties	596,530	3,077,199	596,530	3,077,199	130,458		130,458
Purchase of raw material	13,134,070	42,920	13,134,070	7,066,055	7,151,433		20,549,245
Outstanding advance payment in advance respect to raw material purchase transaction							5,181,809
Ningbo Kunde Other Parties [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products					22,277,072
Zhenhai Jinchi [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products				66,565	67,369		10,180,273
Ningbo Xinhe [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Purchase of transportation services	1,104,716	316,506	1,665,831	927,879	3,059,216		3,659,000
Amount owed in respect of transport services	768,313		768,313		621,077		119
Ningbo Hengfa [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Loan guarantee fees	32,255	73,644	65,022	150,116	272,993
Ningbo Pacific [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Loan guarantee fees	80,829	178,367	138,961	301,247	636,427
Ningbo Kewei [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Purchase of raw material							4,465,563
Outstanding advance payment in advance respect to raw material purchase transaction
Loan guarantee fees	202,419	167,654	368,040	305,556	390,466
Ningbo Kewei Other Parties [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Loan guarantee fees					216,361
Ningbo Litong [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products	7,049,811		17,177,359	772,762	7,360,796		29,625,766
Outstanding advances from related parties	11,887,500	17,851	11,887,500	17,851			110,134
Purchase of raw material	8,778,079	9,536,282	9,223,950	9,536,282	20,253,780		18,994,104
Outstanding advance payment in advance respect to raw material purchase transaction					2,740,970
Loan guarantee fees	$ 179,698	$ 302,674	$ 374,263	$ 505,626	$ 1,026,567

[1]	Note 24